Income Tax - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Taxable income	$ (128,617)	$ (83,274)
Provision for income taxes	$ 0	$ 0
Amounts of operating loss carry forwards			$ 403,460
Earliest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration	Dec. 31, 2020
Latest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration	Dec. 31, 2029
PRC
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%
Taxable income	$ (112,320)	$ (76,299)
Preferential tax rate	15.00%
Zai Lab (AUST) Pty., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	30.00%
Taxable income	$ 0	0
Provision for income taxes	$ 0	0
Zai Lab (US) LLC
Income Tax Disclosure [Line Items]
Statutory income tax rate	21.00%
Taxable income	$ 0	0
Provision for income taxes		$ 0
Zai Lab (Hong Kong) Limited
Income Tax Disclosure [Line Items]
Provision for income taxes	0
Withholding taxes on remittance of dividends	$ 0
Zai Lab (Hong Kong) Limited | First two million
Income Tax Disclosure [Line Items]
Statutory income tax rate	8.25%
Zai Lab (Hong Kong) Limited | Above two million
Income Tax Disclosure [Line Items]
Statutory income tax rate	16.50%
Zai Lab (Shanghai) Co., Ltd
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
Zai Lab International Trading (Shanghai) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Zai Lab (Suzhou) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Zai Biopharmaceutical (Suzhou) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%